Expense Example (Invesco Moderate Allocation Fund, Class S, Invesco Moderate Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Moderate Allocation Fund | Class S, Invesco Moderate Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class S
1 Year	$ 100
3 Years	344
5 Years	608
10 Years	$ 1,361